Description of the business and Group composition	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Description of the business and Group composition
2	Description of the business and Group composition
Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitello 47, 70029 Santeramo in Colle (Bari). These consolidated financial statements include the accounts of Natuzzi S.p.A. and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of leather and fabric upholstered furniture (see note 6 on operating segment).
The financial statements utilized for the consolidation are the financial statements of each Group’s legal entity as at December 31, 2019, 2018 and 2017. The 2019, 2018 and 2017 financial statements have been adopted by the respective Boards of Directors of the relevant entities. The financial statements of subsidiaries are adjusted, where necessary, to conform to Natuzzi’s accounting principles and policies (see note 4), which are consistent with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS (see note 3(a)).
The consolidated financial statements of the Group as at December 31, 2019 have been approved by the Company’s Board of Directors (the Board) on May 22, 2020 and authorised on June 12, 2020.
The subsidiaries included in the consolidation as at December 31, 2019 and 2018, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2019	Percentage of 31/12/2018	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	BRL 157,654,283	Salvador de Bahia, Brazil	(1)
Natco S.p.A.	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
I.M.P.E. S.p.A.	100.00	100.00	EUR 1,000,000	Bari, Italy	(3)
Nacon S.p.A.	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(4)
Lagene S.r.l.	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(4)
Natuzzi Americas Inc.	100.00	100.00	USD 89	High Point, N. Carolina, USA	(4)
Natuzzi Iberica S.A.	100.00	100.00	EUR 386,255	Madrid, Spain	(4)
Natuzzi Switzerland AG	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(4)
Natuzzi Germany Gmbh	100.00	100.00	EUR 25,000	Köln, Germany	(4)
Natuzzi Japan KK	100.00	100.00	JPY 28,000,000	Tokyo, Japan	(4)
Natuzzi Services Limited	100.00	100.00	GBP 25,349,353	London, UK	(4)
Natuzzi UK Retail Limited	70.00	—	GBP 100	Cardiff (UK)	(4)
Natuzzi Russia OOO	100.00	100.00	RUB 8,700,000	Moscow, Russia	(4)
Natuzzi India Furniture PVT Ltd	100.00	100.00	INR 16,200,000	New Delhi, India	(4)
Natuzzi Florida LLC	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(4)
Natmex S.DE.R.L.DE.C.V	99.00	99.00	MXN 69,195,993	Mexico City, Mexico	(4)
Natuzzi France S.a.s.	100.00	100.00	EUR 200,100	Paris, France	(4)
Softaly (Furniture) Shanghai Co. Ltd	96.50	96.50	CNY 100,000	Shanghai, China	(4)
Natuzzi Oceania PTI Ltd	100.00	100.00	AUD 320,002	Sydney, Australia	(4)
Natuzzi Netherlands Holding	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(5)
New Comfort S.r.l.	—	100.00	EUR 20,000	Santeramo in Colle, Italy	(6)
Italsofa Shanghai Ltd	96.50	96.50	CNY 124,154,580	Shanghai, China	(6)
Natuzzi Trade Service S.r.l.	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(6)

(1)	Manufacture and distribution
(2)	Intragroup leather dyeing and finishing
(3)	Production and distribution of polyurethane foam
(4)	Services and distribution
(5)	Investment holding
(6)	Dormant
As at December 31, 2019 the consolidation area changed due to the set up of Natuzzi UK Retail Limited and the liquidation of New Comfort S.r.l..
As at December 31, 2018 the consolidation area changed due to: (a) the deconsolidation of Natuzzi Trading (Shanghai) Co. Ltd occurred on July 27, 2018 as a consequence of the loss of control (see note 1
1
); (b) the sale of Natuzzi Benelux.
The following table summarises the information relating to the only material non-controlling
interests related to the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarized statement of financial position of Natuzzi Florida LLC and
Non-controlling
interests share in equity as at December 31, 2019 and 2018

	31/12/19	31/12/18
Current assets	2,870	3,890
Non-current assets	10,479	1,713
Current liabilities	(4,186)	(4,033)
Non-current liabilities	(7,267)	—

Net assets	1,896	1,570
Net assets attributable to NCI – 49%	929	769
Summarized statement of profit or loss of Natuzzi Florida LLC and
Non-controlling
interests share of loss for the year ended December 31, 2019 and 2018

	2019	2018
Revenue	10,163	8,201
Expenses	(10,581)	(8,540)

Loss for the year	(418)	(339)
Other comprehensive income	37	57

Total comprehensive loss for the year	(381)	(282)
Loss allocated to NCI – 49%	(205)	(166)
OCI allocated to NCI	18	28
Cash flow provided by operating activities	1,530	179
Cash flow used in investing activities	(1,188)	(543)
Cash flow used in financing activities (dividends to NCI: nil)	(603)	—